BASIS OF PRESENTATION - Basis of preparation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION
Cash and cash equivalents	$ 91,492	$ 42,758	$ 64,131
Short-term investments	7,000
net current assets	$ 50,878